Interest in subsidiary (Details Narrative) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Cash and cash equivalents	$ 84,290,000	$ 59,504,000	$ 166,565,000	$ 199,256,000
BMSC [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	$ 66,946	$ 22,128